UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21580
(Investment Company Act file number)

Cortina Funds, Inc.
(Exact name of registrant as specified in charter)

825 N. Jefferson St., Suite 400
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

(414) 225-7365
(Registrant's telephone number)

Lori Hoch
825 N. Jefferson St., Suite 400
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1 - September 30, 2016

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP GROWTH FUND	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (98.97%)
Consumer Discretionary (8.32%)
Build-A-Bear Workshop, Inc.(a)	21,995	$227,868
Duluth Holdings, Inc., Class B(a)	12,062	319,764
Five Below, Inc.(a)	12,731	512,932
IMAX Corp.(a)	9,296	269,305
Installed Building Products, Inc.(a)	7,736	277,490
Malibu Boats, Inc., Class A(a)	13,787	205,426
MarineMax, Inc.(a)	13,728	287,602
Motorcar Parts of America, Inc.(a)	6,935	199,589
Ollie's Bargain Outlet Holdings, Inc.(a)	13,578	355,879
Universal Electronics, Inc.(a)	3,958	294,713
		2,950,568
Consumer Staples (1.47%)
Amplify Snack Brands, Inc.(a)	23,859	386,516
Primo Water Corp.(a)	11,195	135,795
		522,311
Energy (5.73%)
Abraxas Petroleum Corp.(a)	160,717	271,612
Carrizo Oil & Gas, Inc.(a)	6,744	273,941
Contango Oil & Gas Co.(a)	19,082	195,018
Fairmount Santrol Holdings, Inc.(a)	27,019	229,121
Matador Resources Co.(a)	11,299	275,017
Oasis Petroleum, Inc.(a)	24,810	284,571
Ring Energy, Inc.(a)	26,257	287,514
Synergy Resources Corp.(a)	31,103	215,544
		2,032,338
Financials (5.32%)
BofI Holding, Inc.(a)	18,549	415,498
Financial Engines, Inc.	12,506	371,553
LendingTree, Inc.(a)	4,067	394,133
Pinnacle Financial Partners, Inc.	6,345	343,138
Renasant Corp.	10,810	363,540
		1,887,862
Health Care (26.73%)
AMN Healthcare Services, Inc.(a)	11,131	354,745
AtriCure, Inc.(a)	31,714	501,716
AxoGen, Inc.(a)	29,614	267,414
BioTelemetry, Inc.(a)	28,456	528,428
Bovie Medical Corp.(a)	25,397	132,318
Cerus Corp.(a)	49,332	306,352
Cross Country Healthcare, Inc.(a)	27,532	324,327
Entellus Medical, Inc.(a)	19,760	438,277
Glaukos Corp.(a)	8,629	325,658
HealthEquity, Inc.(a)	11,880	449,658
HealthStream, Inc.(a)	13,911	383,944
Heska Corp.(a)	8,275	450,408
HMS Holdings Corp.(a)	19,647	435,574
K2M Group Holdings, Inc.(a)	27,490	488,772
Neogen Corp.(a)	5,093	284,902
NeoGenomics, Inc.(a)	44,814	368,371
Novadaq Tech Inc.(a)	34,453	398,621
NxStage Medical, Inc.(a)	26,665	666,358
Oxford Immunotec Global PLC(a)	28,617	359,430
The Spectranetics Corp.(a)	16,812	421,813

	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
STAAR Surgical Co.(a)	6,552	$61,589
Tabula Rasa HealthCare, Inc.(a)	18,164	260,109
Teladoc, Inc.(a)	14,405	263,756
Vocera Communications, Inc.(a)	36,918	623,914
Zeltiq Aesthetics, Inc.(a)	9,840	385,925
		9,482,379
Industrials (14.66%)
Air Transport Services Group, Inc.(a)	24,789	355,722
Albany International Corp., Class A	8,745	370,613
Astec Industries, Inc.	5,412	324,016
Barnes Group, Inc.	7,079	287,054
BMC Stock Holdings, Inc.(a)	17,910	317,544
Covenant Transportation Group, Inc., Class A(a)	15,255	294,879
Dycom Industries, Inc.(a)	2,985	244,113
Heritage Crystal Clean, Inc.(a)	14,208	188,682
Insteel Industries, Inc.	5,820	210,917
Marten Transport, Ltd.	13,145	276,045
NV5 Global, Inc.(a)	7,311	236,218
On Assignment, Inc.(a)	9,337	338,840
Radiant Logistics, Inc.(a)	47,248	134,184
Saia, Inc.(a)	10,778	322,909
Spirit Airlines, Inc.(a)	10,715	455,709
Swift Transportation Co.(a)	13,763	295,492
TASER International, Inc.(a)	10,470	299,547
Titan International, Inc.	24,457	247,505
		5,199,989
Information Technology (32.15%)
Brightcove, Inc.(a)	35,540	463,797
BroadSoft, Inc.(a)	7,425	345,634
Cavium, Inc.(a)	4,498	261,784
CEVA, Inc.(a)	10,219	358,380
ChannelAdvisor Corp.(a)	30,391	392,956
Cirrus Logic, Inc.(a)	6,933	368,489
Coherent, Inc.(a)	3,443	380,589
CommVault Systems, Inc.(a)	7,914	420,471
Cray, Inc.(a)	13,220	311,199
CUI Global, Inc.(a)	14,621	85,240
FARO Technologies, Inc.(a)	6,810	244,819
Five9, Inc.(a)	36,247	568,353
FormFactor, Inc.(a)	40,470	439,099
Imperva, Inc.(a)	6,130	329,242
Infinera Corp.(a)	36,883	333,053
Infoblox, Inc.(a)	19,848	523,392
Inphi Corp.(a)	9,053	393,896
Limelight Networks, Inc.(a)	76,819	143,652
LogMeIn, Inc.	3,907	353,154
MaxLinear, Inc., Class A(a)	25,806	523,088
Mellanox Technologies, Ltd.(a)	7,042	304,567
Mimecast, Ltd.(a)	17,858	341,624
Nanometrics, Inc.(a)	18,569	414,831
Orbotech, Ltd.(a)	13,753	407,226
Photronics, Inc.(a)	31,187	321,538
Planet Payment, Inc.(a)	76,759	284,776
PROS Holdings, Inc.(a)	15,498	350,410
Q2 Holdings, Inc.(a)	11,061	317,008
RingCentral, Inc., Class A(a)	16,981	401,770
Silicon Graphics International Corp.(a)	56,721	436,752
USA Technologies, Inc.(a)	43,841	245,729

	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Varonis Systems, Inc.(a)	11,181	$336,548
		11,403,066
Materials (2.21%)
Flotek Industries, Inc.(a)	12,830	186,548
LSB Industries, Inc.(a)	24,238	207,962
Summit Materials, Inc., Class A(a)	20,988	389,328
		783,838
Telecommunication Services (2.38%)
Boingo Wireless, Inc.(a)	53,704	552,077
ORBCOMM, Inc.(a)	28,515	292,279
		844,356

TOTAL COMMON STOCKS
(COST $26,577,225)		35,106,707

TOTAL INVESTMENTS (98.97%)
(COST $26,577,225)		35,106,707

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (1.03%)		364,833

NET ASSETS 100.00%		$35,471,540

(a)	Non Income Producing Security.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP VALUE FUND	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS (96.22%)
Consumer Discretionary (9.61%)
Caleres, Inc.	18,604	$470,495
ClubCorp Holdings, Inc.	34,820	503,846
Cooper-Standard Holding, Inc.(a)	6,554	647,535
Eldorado Resorts, Inc.(a)	27,635	388,548
Fox Factory Holding Corp.(a)	23,292	535,017
GoPro, Inc., Class A(a)	31,698	528,723
TRI Pointe Group, Inc.(a)	44,562	587,327
Winnebago Industries, Inc.	15,775	371,817
		4,033,308
Energy (5.41%)
Forum Energy Technologies, Inc.(a)	29,017	576,278
Matador Resources Co.(a)	18,775	456,983
Oil States International, Inc.(a)	16,781	529,776
Seventy Seven Energy, Inc.(a)	10,875	204,994
Superior Energy Services, Inc.	28,167	504,189
		2,272,220
Financials (29.74%)
BancorpSouth, Inc.	27,555	639,276
BNC Bancorp	24,747	601,847
Capitol Federal Financial, Inc.	34,924	491,381
Enterprise Financial Services Corp.	21,296	665,500
First NBC Bank Holding Co.(a)	20,528	193,784
Great Western Bancorp, Inc.	18,376	612,288
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	40,724	951,720
Hope Bancorp, Inc.	30,563	530,879
James River Group Holdings, Ltd.	23,813	862,031
MB Financial, Inc.	14,238	541,614
Meridian Bancorp, Inc.	60,550	942,764
National General Holdings Corp.	52,439	1,166,243
ProAssurance Corp.	15,711	824,513
State National Cos., Inc.	56,884	632,550
Waterstone Financial, Inc.	47,492	806,889
Western Alliance Bancorp(a)	16,574	622,188
Wintrust Financial Corp.	11,266	626,052
Yadkin Financial Corp.	29,336	771,243
		12,482,762
Health Care (6.83%)
Allscripts Healthcare Solutions, Inc.(a)	63,464	835,821
AngioDynamics, Inc.(a)	29,352	514,834
Magellan Health, Inc.(a)	15,259	819,866
Pacira Pharmaceuticals, Inc.(a)	8,468	289,775
Prestige Brands Holdings, Inc.(a)	8,406	405,758
		2,866,054
Industrials (17.82%)
Atkore International Group, Inc.(a)	13,679	256,344
AZZ, Inc.	9,386	612,624
Barnes Group, Inc.	2,607	105,714
Cubic Corp.	8,902	416,703
Forward Air Corp.	12,519	541,572
Genesee & Wyoming, Inc., Class A(a)	11,430	788,098
Harsco Corp.	59,023	586,098
Kennametal, Inc.	18,928	549,291
Kforce, Inc.	21,168	433,732
Knoll, Inc.	22,286	509,235

	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
MSA Safety, Inc.	7,372	$427,871
Rush Enterprises, Inc., Class A(a)	21,633	529,576
SPX Corp.(a)	34,250	689,795
SPX FLOW, Inc.(a)	17,217	532,350
TrueBlue, Inc.(a)	22,097	500,718
		7,479,721
Information Technology (17.06%)
3D Systems Corp.(a)	11,717	210,320
Ambarella, Inc.(a)	8,536	628,335
Barracuda Networks, Inc.(a)	37,149	946,556
Dolby Laboratories, Inc., Class A	13,639	740,461
ExlService Holdings, Inc.(a)	2,082	103,767
FARO Technologies, Inc.(a)	20,772	746,753
NetScout Systems, Inc.(a)	21,275	622,294
Power Integrations, Inc.	7,789	490,941
Stratasys, Ltd.(a)	25,998	626,292
Teradata Corp.(a)	18,297	567,207
Tower Semiconductor, Ltd.(a)	55,126	836,813
Travelport Worldwide, Ltd.	42,721	642,097
		7,161,836
Materials (1.51%)
Owens-Illinois, Inc.(a)	34,437	633,296

Real Estate (4.90%)
Communications Sales & Leasing, Inc., REIT	26,036	817,791
Four Corners Property Trust, Inc., REIT	19,919	424,872
Gramercy Property Trust, Inc., REIT	51,895	500,268
Kennedy-Wilson Holdings, Inc.	13,986	315,384
		2,058,315
Utilities (3.34%)
Chesapeake Utilities Corp.	11,370	694,252
Ormat Technologies, Inc.	14,621	707,803
		1,402,055
TOTAL COMMON STOCKS
(COST $33,256,590)		40,389,567

TOTAL INVESTMENTS (96.22%)
(COST $33,256,590)		40,389,567

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (3.78%)		1,587,735

NET ASSETS 100.00%		$41,977,302

(a)	Non Income Producing Security.

See Notes to Quarterly Schedule of Investments.

CORTINA FUNDS, INC.
Notes to the Quarterly Schedule of Investments
September 30, 2016 (Unaudited)

1. ORGANIZATION
Cortina Funds, Inc. (the “Corporation”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation was organized on June 30, 2004 as a Wisconsin corporation. The Corporation currently offers shares of common stock (“shares”) of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund (each a “Fund” and collectively, the “Funds”).

The Cortina Small Cap Growth Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011, is a diversified portfolio with an investment objective to seek growth of capital. The Cortina Small Cap Value Fund, which commenced operations with the sale of Institutional Class Shares on September 30, 2011 and the sale of Investor Class Shares on April 30, 2014, is a diversified portfolio with an investment objective to seek long-term capital appreciation.

Shares of each Fund are designated as Institutional Shares or Investor Shares with an indefinite number of shares authorized at $0.01 par value. The Articles of Incorporation, as amended and restated, permit the Corporation’s Board of Directors (the “Board”) to create additional funds and share classes.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The accompanying financial statements were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Investment securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Funds’ Board. Securities with maturities of sixty (60) days or less are valued at amortized cost as Level 1 or 2 within the hierarchy. Money market funds, representing short-term investments, are valued at their daily net asset value.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretions of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2	—
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of September 30, 2016:

Cortina Small Cap Growth Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$35,106,707	$–	$–	$35,106,707
Total	$35,106,707	$–	$–	$35,106,707

Cortina Small Cap Value Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$40,389,567	$–	$–	$40,389,567
Total	$40,389,567	$–	$–	$40,389,567

*	See Schedule of Investments for sector classification.

For the period ended September 30, 2016, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2016. It is the Funds’ policy to recognize transfers at the end of the reporting period.

For the period ended September 30, 2016, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

3. TAX BASIS OF INVESTMENTS
As of September 30, 2016, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Fund	Cost of Investments for Income Tax Purposes	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation
Cortina Small Cap Growth Fund	$27,189,675	$8,576,653	$(659,621)	$7,917,032
Cortina Small Cap Value Fund	33,898,555	6,678,430	(187,418)	6,491,012

The difference between book basis and tax basis net unrealized appreciation is attributable to the deferral of losses from wash sales.

Item 2. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cortina Funds, Inc.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	November 21, 2016

By:	/s/ Eric Conner
Eric Conner, Treasurer and Principal Accounting Officer
(Principal Financial Officer)
Date:	November 21, 2016